UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Interlachen Capital Group LP
Address:  800 Nicollet Mall, Suite 2500
          Minneapolis, Minnesota 55402

13F File Number: 28-12751

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan D. Havice
Title:    Managing Partner
Phone:    (612) 659-4450


Signature, Place, and Date of Signing:

     /s/ Jonathan D. Havice     Minneapolis, MN    August 12, 2010
     ------------------------ ------------------  -------------------
     [Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             46
Form 13F Information Table Value Total:       $1,286,109
                                           (thousands)

List of Other Included Managers:

NONE

        FORM 13F INFORMATION TABLE

              COLUMN 1        COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5             COLUMN 6    COLUMN 7 COLUMN 8
                              TITLE OF                 VALUE                   SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER       CLASS        CUSIP     (x$1000)      AMOUNT    PRN  CALL  DISCRETION  MANAGERS SOLE    SHARED  NONE
A D C TELECOMMUNICATIONS    NOTE 3.500% 7/1  000886AE1   4824        6000000   PRN         SOLE
AIRTRAN HLDGS INC           NOTE 5.250%11/0  00949PAD0   2018        1950000   PRN         SOLE
AMR CORP                    CALL             001765906  21261        3135900   SH  CALL    SOLE
AMERICAN INTL GROUP INC     PUT              026874954  25830         750000   SH  PUT     SOLE                 750000
ANNALY CAP MGMT INC         NOTE 4.000% 2/1  035710AA0  14819       14500000   PRN         SOLE
ARVINMERITOR INC FRNT       4.000% 2/1       043353AH4    720         933000   PRN         SOLE
BP PLC                      PUT              055622954  10417         360700   SH  PUT     SOLE                 360700
CHINA MED TECHNOLOGIES INC  SPONSORED ADR    169483104    142          13532   SH          SOLE                  13532
CHINA MED TECHNOLOGIES INC  PUT              169483954    870          82800   SH  PUT     SOLE                  82800
CHINA MED TECHNOLOGIES INC  NOTE 4.000% 8/1  169483AC8   6514       10000000   PRN         SOLE
CITIGROUP INC               PUT              172967951  36086        9597300   SH  PUT     SOLE                9597300
CONOCOPHILLIPS              CALL             20825C904  49090        1000000   SH  CALL    SOLE
DELL INC                    CALL             24702R901  36180        3000000   SH  CALL    SOLE
DYNEGY INC DEL              COM              26817G300   1313         341060   SH          SOLE                 341060
E TRADE FINANCIAL CORP      COM NEW          269246401   1431         121074   SH          SOLE                 121074
ENERGY PARTNERS LTD         COM NEW          29270U303  10647         872029   SH          SOLE                 872029
GLOBAL INDS LTD             DBCV 2.750% 8/0  379336AE0   2975        5000000   PRN         SOLE
GOLDMAN SACHS GROUP INC     CALL             38141G904 118143         900000   SH  CALL    SOLE
GOLDMAN SACHS GROUP INC     PUT              38141G954   1890          14400   SH  PUT     SOLE                  14400
GOODYEAR TIRE & RUBR CO     CALL             382550901   8747         880000   SH  CALL    SOLE
INVACARE CORP SDCV          4.125% 2/0       461203AD3   7186        7000000   PRN         SOLE
ISHARES TR INDEX            PUT              464287955 336134        5500000   SH  PUT     SOLE                5500000
KKR FINANCIAL HLDGS LLC     NOTE 7.500% 1/1  48248AAD0   6307        5500000   PRN         SOLE
MGIC INVT CORP WIS          NOTE 5.000% 5/0  552848AD5    899        1000000   PRN         SOLE
MPG OFFICE TR INC           COM              553274101   3252        1109900   SH          SOLE                1109900
MOODYS CORP                 PUT              615369955  27547        1382900   SH  PUT     SOLE                1382900
MORGAN STANLEY              PUT              617446958  23209        1000000   SH  PUT     SOLE                1000000
OMNICARE INC                DBCV 3.250%12/1  681904AL2   9975       12000000   PRN         SOLE
PFIZER INC                  CALL             717081903  22825        1600600   SH  CALL    SOLE
PROSHARES TR                CALL             74347R907  14164         399200   SH  CALL    SOLE
RITE AID CORP               NOTE 8.500% 5/1  767754BU7   4392        5000000   PRN         SOLE
ROCKWOOD HLDGS INC          COM              774415103   2516         110900   SH          SOLE                 110900
SIRIUS XM RADIO INC         COM              82967N108   2256        2376139   SH          SOLE                2376139
SMITH & WESSON HLDG CORP    COM              831756101   2462         601888   SH          SOLE                 601888
SPDR S&P 500 ETF TR         PUT              78462F953 340626        3300000   SH  PUT     SOLE                3300000
SPDR SERIES TRUST           PUT              78464A958  25865        1500000   SH  PUT     SOLE                1500000
STRATEGIC HOTELS & RESORTS  COM              86272T106   5639        1284523   SH          SOLE                1284523
TOREADOR RES CORP           COM              891050106    429          77972   SH          SOLE                  77972
TRANSOCEAN INC              NOTE 1.500%12/1  893830AW9  10822       13000000   PRN         SOLE
UAL CORP                    CALL             902549907  33821        1645000   SH  CALL    SOLE
UAL CORP                    NOTE 4.500% 6/3  902549AH7  10727       11000000   PRN         SOLE
USEC INC                    NOTE 3.000%10/0  90333EAC2   5057        7000000   PRN         SOLE
U S AIRWAYS GROUP INC       NOTE 7.000% 9/3  90341WAB4   1004        1000000   PRN         SOLE
UNITEDHEALTH GROUP INC      CALL             91324P902  28400        1000000   SH  CALL    SOLE
VIROPHARMA INC              NOTE 2.000% 3/1  928241AH1   5173        6000000   PRN         SOLE
WESTERN REFNG INC           NOTE 5.750% 6/1  959319AC8   1505        2000000   PRN         SOLE